Common Stock Warrants (Details 2) - Common Stock Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrants outstanding, Beginning balance	39,650,000	39,686,489
Warrants cancelled	(95,000)	(209,289)
Warrants granted	11,051,455	460,000
Warrants exercised	(15,000)	(287,200)
Warrant outstanding, Ending balancre	50,591,455	39,650,000
Exercisable, December 31, 2013	39,891,455
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.1172	$ 0.1114
Warrants cancelled weighted average exercise price	(0.75)	(0.4962)
Warrants granted weighted average exercise price	0.2477	0.8326
Warrants exercised weighted average exercise price	(0.75)	(0.1850)
Warrants outstanding weighted average exercise price, Ending balance	0.1443	$ 0.1172
Warrants exercisable weighted average exercise price, Ending balance	$ 0.1160